Note 31 - Related Parties (Tables)	12 Months Ended
Dec. 31, 2019
Statement Line Items [Line Items]
Disclosure of key management personnel compensation [text block]
	2019	2018	2017

Short-term benefits (i)	31.2	24.1	33.4
Share-based payments (ii)	41.2	30.8	38.9
Total key management remuneration	72.4	54.9	72.3

Disclosure of transactions between related parties [text block]
				2019
Current	Trade receivables (i)	Other Trade receivables (i)	Trade payables (i)	Other Trade payables (i)
AB InBev	24.8	–	(46.7)	–
AB Procurement	1.1	–	(0.2)	–
AB Services	15.5	–	(2.0)	–
AB USA	38.8	4.5	(180.9)	–
Bavaria	0.6	–	(64.0)	–
Cervecería Modelo	16.1	–	(223.1)	–
Inbev	0.7	64.5	(23.8)	–
ITW International	–	–	(223.7)	(108.9)
Panamá Holding	27.2	0.2	(0.2)	–
Others	18.7	0.8	(126.1)	–
	143.5	70.0	(890.7)	(108.9)
				2018
Current	Trade receivables (i)	Other Trade receivables (i)	Trade payables (i)	Other Trade payables (i)
AB InBev	16.4	–	(19.7)	–
AB Procurement	1.1	–	–	–
AB Services	43.7	–	(1.7)	–
AB USA	27.8	3.9	(265.2)	–
Cervecería Modelo	135.1	–	(583.8)	–
Inbev	0.6	45.6	(14.3)	–
ITW International	–	–	(248.9)	(66.5)
Panamá Holding	41.1	–	(15.8)	–
Others	28.7	0.5	(126.5)	–
	294.5	50.0	(1,275.9)	(66.5)
	2019
Company	Sales and others	Service fees / Reimbursement of expenses and others	Buying and others	Service fees / Reimbursement of expenses and others	Net finance cost
AB Package	–	–	(74.6)	–	–
AB USA	52.2	–	(802.3)	(2.6)	–
Cervecería Modelo	0.1	–	(1,023.9)	(2.1)	–
Inbev	–	–	(159.3)	–	–
ITW International	–	–	–	–	(41.5)
Others	4.7	0.4	(334.2)	(17.0)	–
	57.0	0.4	(2,394.3)	(21.7)	(41.5)
	2018
Company	Sales and others	Service fees / Reimbursement of expenses and others	Buying and others	Service fees / Reimbursement of expenses and others	Net finance cost
AB Procurement	17.0	–	–	–	–
AB USA	49.1	–	(739.2)	(2.3)	–
Ambev Peru	0.1	–	–	–	–
Cervecería Modelo	0.2	–	(1,009.9)	(5.8)	–
Inbev	0.1	–	(107.1)	–	–
Others	19.3	0.2	(153.5)	(22.7)	(8.0)
	85.8	0.2	(2,009.7)	(30.8)	(8.0)
	2017
Company	Sales and others	Service fees / Reimbursement of expenses and others	Buying and others	Service fees / Reimbursement of expenses and others	Net finance cost
AB Procurement	20.8	–	(5.8)	–	–
AB USA	44.0	–	(542.8)	(1.9)	–
Ambev Peru	1.5	–	(8.6)	–	–
Cervecería Modelo	0.4	–	(792.6)	(2.3)	–
Inbev	–	–	(73.6)	–	–
Others	9.4	0.2	(105.5)	(23.0)	(16.8)
	76.1	0.2	(1,528.9)	(27.2)	(16.8)